Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,639,000
Previously Paid Amount	0.00
Total Fee Amount	751.59
Total Offset Amount	0.00
Net Fee	751.59
Narrative - Max Aggregate Offering Price	$ 8,639,000
Final Prospectus	true